Financial Instruments and Risks - Fair Value versus Book Value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Financial Assets, Book Value	R$ 28,517,010	R$ 5,140,011
Financial Assets, Fair Value	28,517,010	5,140,011
Financial Liabilities, Book Value	38,999,286	13,526,917
Financial Liabilities, Fair Value	43,501,845	15,068,719
Trade accounts payable
Financial Instruments and Risks
Financial Liabilities, Book Value	632,565	621,179
Financial Liabilities, Fair Value	632,565	621,179
Loans and financing
Financial Instruments and Risks
Financial Liabilities, Book Value	31,074,056	12,191,856
Financial Liabilities, Fair Value	35,326,676	13,755,352
Debentures
Financial Instruments and Risks
Financial Liabilities, Book Value	4,663,453
Financial Liabilities, Fair Value	4,957,382
Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks
Financial Liabilities, Book Value	992,512	585,986
Financial Liabilities, Fair Value	948,522	564,292
Derivative financial instruments
Financial Instruments and Risks
Financial Liabilities, Book Value	1,636,700	127,896
Financial Liabilities, Fair Value	1,636,700	127,896
Cash and cash equivalents
Financial Instruments and Risks
Financial Assets, Book Value	4,387,453	1,076,833
Financial Assets, Fair Value	4,387,453	1,076,833
Financial investments
Financial Instruments and Risks
Financial Assets, Book Value	21,098,565	1,631,505
Financial Assets, Fair Value	21,098,565	1,631,505
Trade accounts receivable
Financial Instruments and Risks
Financial Assets, Book Value	2,537,058	2,297,763
Financial Assets, Fair Value	2,537,058	2,297,763
Derivative financial instruments
Financial Instruments and Risks
Financial Assets, Book Value	493,934	133,910
Financial Assets, Fair Value	R$ 493,934	R$ 133,910